Investment Objectives and Goals - M3Sixty Income and Opportunity Fund	Mar. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the M3Sixty Income and Opportunity Fund (formerly, FinTrust Income and Opportunity Fund) (the “Fund”) is total return comprised of income and capital appreciation.